Risk Administration (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other financial liabilities	$ 490,457,495	$ 315,818,562	$ 270,635,594
Financial assets	$ 702,880,150	$ 703,249,231
Percentage of entitys revenue	29.60%	33.40%
Percentage Of Entity Total Costs	63.00%	62.00%	64.00%
Foreign exchange gain (loss)	$ (10,149,345)	$ 2,551,823	$ (9,054,155)
Percentage Increase Decrease In Exchange Rate	10.00%
Gains (losses) on exchange differences on translation, net of tax	$ 2,168,254	4,068,855	345,986
Gain Loss On Exchange Difference Net Of Tax, Hypothetical Effect On Net Income	(34,891,134)	(22,919,408)	(27,683,581)
Profit (loss) from operating activities	330,471,299	175,180,780	233,965,051
Finance costs	35,660,493	28,714,063	27,720,203
Income From Indexation Units	$ 2,529,298	$ (429,198)	$ (8,255,001)
Cost Of Cans Percentage In Direct Costs	20.00%	19.00%	17.00%
Percentage of Grape Needs Acquire From Long-Term Agreements	15.00%	16.00%	19.00%
Wine Cost Percentage in Direct Costs	60.00%	59.00%	60.00%
Cost of sales, food and beverage	$ 1,014,092,586	$ 757,097,886	$ 694,307,741
Credit Worthiness Percentage	100.00%	99.00%
Provisions	$ 5,820,206	$ 6,323,298
Malt Percentage In Direct Cost	8.00%	7.00%	6.00%
Subsidiaries [Member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	$ 355,274,155	$ 238,824,995
Associates [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	549,401	1,337,526
Joint ventures where entity is venturer [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	125,296,382	119,777,994
Foreign Subsidiaries [Member]
Statement [Line Items]
Profit (loss) from operating activities	$ 56,990,988	$ 963,321	$ 20,517,569
CHILE
Statement [Line Items]
Percentage of entitys revenue	5.00%	7.00%	7.00%
Argentine Peso And Parauayan Guarani [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Reserve of exchange differences on translation	$ 48,111,994	$ 35,994,052	$ 39,834,648
US Dollar [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Currency risk [member]
Statement [Line Items]
Credit exposure	$ 92,872,305	101,157,358
Other financial liabilities	12,405,293	29,034,945
Financial assets	$ 232,289,359	$ 195,343,807
Percentage Of Entity Total Costs	63.00%	(62.00%)	64.00%
Currency risk [member] | Country of domicile [member]
Statement [Line Items]
Financial assets	$ 4,210,943	$ 1,451,523
Accounts Receivable Percentage In Total Trade Accounts Receivable	66.00%	70.00%
Credit Insurance Coverage Rate	85.00%	86.00%
Description Of Trade Receivable Structure In Entity	As of December 31, 2021, the Company has approximately 1,409 customers (1,405 in 2020) with more than Ch$ 10 million in debt each, which altogether represent approximately 88% (88% in 2020) of total trade accounts receivable. There are 276 customers (272 customers in 2020) with balances in excess of Ch$ 50 million each, representing approximately 78% (76% in 2020) of the total accounts receivable. The 91% (92% in 2020) of those accounts receivable are covered by credit insurance.
Currency risk [member] | Country of domicile [member] | Top of range [member]
Statement [Line Items]
Credit Insurance Coverage Rate	90.00%
Currency risk [member] | Foreign countries [member]
Statement [Line Items]
Credit exposure	$ 17,526,136	$ 6,411,371
Accounts Receivable Percentage In Total Trade Accounts Receivable	12.00%	13.00%
Description Of Trade Receivable Structure In Entity	As of December 31, 2021, there were 71 customers (60 in 2020) with more than ThCh$ 65,000 of debt each, which represent 93% (88% in 2020) of VSPT´s total export market accounts receivable.
Credit Insurance Coverage Rate For Individual Accounts Receivable	96.00%	98.00%
Credit Insurance Coverage Rate For Total Trade Accounts Receivable	88.00%	89.00%
Currency risk [member] | Chilean Pesos [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	2.00%	6.00%
Currency risk [member] | Unidades de Fomento [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	98.00%	94.00%
Exchange rate sensitivity analysis [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 5,699,099	$ 96,332	$ 2,051,757
Interest Rate Risk [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, net of tax	307,399	105,961	616,121
Interest Rate Risk [Member] | Floating interest rate [member]
Statement [Line Items]
Borrowings	$ 0	$ 8,250,670
Debt Classification Percentage	2.00%
Interest Rate Risk [Member] | Fixed interest rate [member]
Statement [Line Items]
Debt Classification Percentage	98.00%
Percentage of debt after considering the effect of interest rates and currency swaps	100.00%	100.00%
Inflation Risk [Member]
Statement [Line Items]
Percentage Change In Monetary Units				3.00%
Inflation Risk Impact On Net Income Loss	$ 1,672,967	$ 1,589,705	4,781,394
Income From Indexation Units	$ (2,529,298)	$ 429,198	$ (8,255,001)
Raw material price risk [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	42.00%	33.00%
Wine Supply Percentage From Third Party	74.00%	80.00%
Raw material price risk [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	26.00%	20.00%
Wine Supply Percentage From Third Party	60.00%	65.00%	54.00%
Raw material price risk [Member] | International Business Operating Segment [Member]
Statement [Line Items]
Cost Of Cans Percentage In Direct Costs	38.00%	36.00%	38.00%
Change In Direct Costs Impact On Loss Income Before Tax	$ 20,522,990	$ 13,698,385	$ 14,807,640
Raw material price risk [Member] | Wine Operaing Segment [Member]
Statement [Line Items]
Change In Direct Costs Impact On Loss Income Before Tax	$ 10,139,588	$ 8,959,908	$ 8,310,433
Raw material price risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
Statement [Line Items]
Wine Cost Percentage in Direct Costs	36.00%	38.00%	33.00%
Raw material price risk [Member] | Chile operating segment [Member]
Statement [Line Items]
Change In Direct Costs Impact On Loss Income Before Tax	$ 51,992,161	$ 38,770,441	$ 33,084,911
Commodity price risk [member] | Chile operating segment [Member]
Statement [Line Items]
Raw Material Percentage In Direct Costs	30.00%	24.00%	31.00%